Investments (Net Unrealized Investment Gains Losses) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of net unrealized investment gains (losses) included in accumulated other comprehensive loss
Fixed maturity securities	$ 18,164	$ 30,367	$ 16,672
Fixed maturity securities with noncredit OTTI losses in AOCI	(76)	(112)	(218)
Total fixed maturity securities	18,088	30,255	16,454
Equity securities	422	608	390
Derivatives	2,350	1,761	375
Other	287	149	(73)
Subtotal	21,147	32,773	17,146
Future policy benefits	(163)	(2,886)	(898)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	0	(4)	6
DAC, VOBA and DSI	(1,273)	(1,946)	(1,190)
Policyholder dividend obligation	(1,783)	(3,155)	(1,771)
Subtotal	(3,219)	(7,991)	(3,853)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	27	42	73
Deferred income tax benefit (expense)	(6,151)	(8,556)	(4,956)
Net unrealized investment gains (losses)	11,804	16,268	8,410
Net unrealized investment gains (losses) attributable to noncontrolling interests	(31)	(33)	4
Net unrealized investment gains (losses) attributable to MetLife, Inc.	$ 11,773	$ 16,235	$ 8,414	$ 14,419